Leases (Details 3) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	¥ 6,778
2023	4,807
2024	3,338
2025	2,292
2026	1,504
2027 and thereafter	4,843
Total lease payments	23,562
Less: interest	(3,176)
Present value of operating lease liabilities	¥ 20,386	¥ 15,763